Eaton Vance

Arizona Municipal Income Fund

April 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Security	Principal Amount (000’s omitted)	Value
Education — 18.3%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$233,050
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	55	51,636
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	60	49,421
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	45,805
Arizona State University, 5.00%, 7/1/36	1,150	1,338,773
Arizona State University, 5.00%, 7/1/37	170	182,767
Arizona State University, Prerefunded to 7/1/22, 5.00%, 7/1/37	830	904,061
Arizona State University, Green Bonds, 5.00%, 7/1/40	1,000	1,209,200
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,620,270
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/31	175	211,965
Northern Arizona University, 5.00%, 6/1/38	1,000	1,163,790
Pima County Community College District, 5.00%, 7/1/33	300	366,462
Pima County Community College District, 5.00%, 7/1/35	720	873,015
University of Arizona, 5.00%, 6/1/38	1,500	1,724,820
University of Arizona, 5.00%, 8/1/38	600	720,042
University of Arizona, 5.00%, 6/1/42	500	602,045

		$11,297,122

Electric Utilities — 8.4%
Mesa, Utility Systems Revenue, 4.00%, 7/1/31	$1,160	$1,300,360
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,500	1,508,520
Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,189,140
Salt River Project Agricultural Improvement and Power District, 5.00%, 1/1/35	1,000	1,218,750

		$5,216,770

Escrowed/Prerefunded — 0.4%
Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	$200	$229,392

		$229,392

General Obligations — 13.2%
Agua Fria Union High School District No. 216, 4.00%, 7/1/36	$1,000	$1,121,720
Chandler Unified School District No. 80, 4.00%, 7/1/33	225	249,044
Flagstaff, 4.00%, 7/1/27	70	82,476
Flagstaff, 4.00%, 7/1/28	110	131,448
Paradise Valley Unified School District No. 69, 4.00%, 7/1/38	350	397,575
Paradise Valley Unified School District No. 69, 4.00%, 7/1/39	600	679,620
Peoria Unified School District No. 11, 4.00%, 7/1/31	350	402,223
Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	915,697

Security	Principal Amount (000’s omitted)	Value
Tempe, 5.00%, 7/1/30	$1,000	$1,265,550
Tempe, 5.375%, 7/1/21	1,330	1,386,525
Tolleson Union High School District No. 214, 4.00%, 7/1/39	1,000	1,123,940
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	382,344

		$8,138,162

Hospital — 8.1%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,785,030
Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,126,850
Maricopa County Industrial Development Authority, (HonorHealth), 5.00%, 9/1/32	400	460,972
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	534,615
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,066,302

		$4,973,769

Housing — 2.1%
Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$536,285
Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/39	500	525,515
Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/44	250	261,370

		$1,323,170

Industrial Development Revenue — 1.8%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 3.60%, 2/1/40	$250	$249,515
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	850	866,482

		$1,115,997

Insured-Bond Bank — 0.4%
Puerto Rico Municipal Finance Agency, (AGM), 5.25%, 8/1/20	$250	$250,415

		$250,415

Insured-Electric Utilities — 2.7%
Mesa, Utility Systems Revenue, (NPFG), 5.00%, 7/1/23	$430	$482,267
Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	135,565
Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	508,370
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	328,163
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	220	220,640

		$1,675,005

Insured-General Obligations — 10.1%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,383,060
Marana Unified School District No. 6, (AGM), 4.00%, 7/1/37	500	567,610
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,150,253
Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,111,770

		$6,212,693

Insured-Lease Revenue/Certificates of Participation — 3.7%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,304,434

		$2,304,434

Insured-Special Tax Revenue — 2.4%
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,465,987

		$1,465,987

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.0%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,220,470

		$1,220,470

Senior Living/Life Care — 1.2%
Glendale Industrial Development Authority, (Terraces of Phoenix), 4.00%, 7/1/28	$225	$198,821
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	230	230,430
Tempe Industrial Development Authority, (Mirabella at ASU), 6.00%, 10/1/37(1)	300	287,793

		$717,044

Special Tax Revenue — 9.5%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,064,740
Mesa, Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/32	1,000	1,091,490
Pinal County, Pledged Revenue, 4.00%, 8/1/33	600	678,966
Pinal County, Pledged Revenue, 4.00%, 8/1/36	500	559,170
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,407,763
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	625	673,325
Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/37	375	408,885

		$5,884,339

Transportation — 5.3%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,136,670
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,160,040

		$3,296,710

Water and Sewer — 9.0%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,759,080
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	818,115
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,687,245
Tucson, Water System Revenue, 5.00%, 7/1/32	545	663,308
Tucson, Water System Revenue, 5.00%, 7/1/35	530	635,698

		$5,563,446

Total Tax-Exempt Investments — 98.6% (identified cost $57,726,768)		$60,884,925

Other Assets, Less Liabilities — 1.4%		$849,812

Net Assets — 100.0%		$61,734,737

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2020, 19.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 6.5% to 13.0% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $667,705 or 1.1% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at April 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$60,884,925	$—	$60,884,925
Total Investments	$—	$60,884,925	$—	$60,884,925

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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